Cost Method Investment (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2016
Cost Method Investment (Textual)
Cost method investments, realized gains from sale				$ 4,648,302
Cost method investment		1,714,058	1,542,454	554,392
Cost method investment original cost		$ 76,520	$ 216,232
Ocean Butterflies Holdings [Member]
Cost Method Investment (Textual)
Proceeds from collection of consideration receivable	$ 2,168,868
Cost method investments, realized gains from sale				4,648,302
CFO Securities Consulting [Member]
Cost Method Investment (Textual)
Cost method investments, fair value disclosure				$ 477,393
Equity method investment, ownership percentage				90.00%
Percentage of noncontrolling investment				10.00%
Shanghai Meining Computer Software Co., Ltd [Member]
Cost Method Investment (Textual)
Cost method investments, fair value disclosure					$ 807,265
Equity method investment, ownership percentage					90.00%
Percentage of noncontrolling investment					10.00%